Debt	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Debt
Convertible Notes - Related Party
In December 2014, in connection with the acquisition of Overland, the existing debt of Overland and the remaining debt of the Company were amended and restated into a $19.5 million convertible note held by FBC Holdings (an affiliate of Cyrus Capital Partners, a related party). In April 2016, the Company modified its convertible note with FBC Holdings, pursuant to which the holder made an additional advance and principal amount under the convertible note amount was increased to $24.5 million. The convertible note is scheduled to mature March 31, 2018 and bears interest at an 8.0% simple annual interest rate, payable semi-annually. The obligations under the convertible note are secured by substantially all assets of the Company. At December 31, 2016, the Company had $24.2 million, net of unamortized debt costs of $0.3 million, outstanding on the convertible note.
The Company has the option to pay accrued and outstanding interest either entirely in cash or common shares. If the Company choses to pay the interest in common shares, the calculation is based upon the number of common shares that may be issued as payment of interest on the convertible note and will be determined by dividing the amount of interest due by current market price as defined in the convertible note agreement.
The convertible note was originally convertible into common shares at a price equal to $7.50 per share in the case of $10 million of the convertible note and $8.50 per share in the case of $9.5 million of the convertible note. In November 2015, the convertible note was modified and the conversion prices of $7.50 per share and $8.50 per share were adjusted to $3.00 per share. In February 2016, in connection with the November 2015 modification and certain specified terms, the Company issued to the holder of the convertible note a warrant to purchase 500,000 common shares of the Company at a price of $1.62.
At the option of the Company, the convertible note is convertible into common shares at the conversion price at any time that the weighted average trading price for the common shares exceeds 150% of the conversion price (i.e. exceeds $4.50 per share), for 10 consecutive trading days on its principal stock exchange that the common shares trade.
The convertible note contains customary covenants, including covenants that limit or restrict the Company’s ability to incur liens, incur indebtedness, or make certain restricted payments. Upon the occurrence of an event of default under the convertible note, the Holder may declare all amounts outstanding to be immediately due and payable. The convertible note specifies a number of events of default (some of which are subject to applicable grace or cure periods), including, among other things, non-payment defaults, covenant defaults, cross-defaults to other materials indebtedness, bankruptcy and insolvency defaults, and material judgment defaults. As of December 31, 2016, the Company was in compliance with all covenants of the convertible note.
For the years ended December 31, 2016, 2015 and 2014, interest expense, including amortization of debt costs, on the convertible note was $2.1 million, $1.6 million and $0.4 million, respectively.
Term Loan - Related Party
In September 2016, the Company entered into a $2.5 million term loan agreement with FBC Holdings. The term loan has a maturity date of January 31, 2018 and bears interest at a 20.0% simple annual interest rate, payable monthly in arrears. Monthly payments of principal on the term loan began on January 31, 2017, in 13 equal installments. The Company has the option to pre-pay the outstanding balance of the term loan, plus any accrued interest, at any time.
The obligations of the Company and certain of its subsidiaries (collectively, the “Loan Parties”) under the term loan agreement and related documents will be secured by substantially all assets of the Loan Parties.
For the year ended December 31, 2016, interest expense, including amortization of debt costs, on the term loan was $0.1 million.
Opus Bank Credit Agreement
In April 2016, the Company entered into a Credit Agreement with Opus Bank for a term loan in the amount of $10.0 million and a credit facility in the amount of up to $10.0 million. A portion of the proceeds were used to pay off the Company’s then outstanding credit facilities with FBC Holdings and Silicon Valley Bank. The remainder of the proceeds were used for working capital and general business requirements. At December 31, 2016, the outstanding balance of the term loan was $9.1 million, net of unamortized debt costs of $0.9 million, and the outstanding balance of the credit facility was $8.2 million.
The term loan and credit facility contain customary covenants, including covenants that limit or restrict the Company’s ability to incur liens, incur indebtedness, or make certain restricted payments. Upon the occurrence of an event of default under the term loan, the holder may declare all amounts outstanding to be immediately due and payable. The term loan and credit facility specify a number of events of default (some of which are subject to applicable grace or cure periods), including, among other things, non-payment defaults, covenant defaults, cross-defaults to other materials indebtedness, bankruptcy and insolvency defaults, and material judgment defaults. As of December 31, 2016, the Company was in compliance with all covenants of the term loan and credit facility.
On December 30, 2016, the term loan and credit facility maturity dates were accelerated, in accordance with the terms of the agreement, to March 31, 2017, and the credit facility was reduced to $8.2 million. The obligations under the term loan and credit facility are secured by substantially all assets of the Company other than the stock of its subsidiaries organized outside of the U.S. and Canada that are pledged to secure the Company’s obligations under the Company’s convertible note. At December 31, 2016, the interest rate on the term loan and credit facility was 6.5%.
In December 2016, as a condition of the extension of credit to the Company under the Credit Agreement, the Company issued to Opus Bank a warrant for the purchase of up to 862,068 common shares of the Company at an exercise price of $0.01 per common share. The warrant is immediately exercisable and has a six-year term. The December 2016 warrant replaced the warrant that was previously issued in April 2016.
For the year ended December 31, 2016, interest expense, including amortization of debt costs, on the Opus facilities was $1.8 million.
On March 12, 2017, the Company and Opus Bank entered into an Amendment Number Two to Credit Agreement, Amendment Number One to Amendment Number 1, Waiver and Reaffirmation (the “Second Amendment”). On March 22, 2017, the Company and Opus Bank entered into an Amendment Number Three to Credit Agreement, further amending the Second Amendment. Under the terms of the Second Amendment, as modified by the Third Amendment, (i) the maturity date for the revolving and term loan credit facilities were amended to be the earlier of (a) the maturity date in the Debenture or (b) June 30, 2017 if the Maturity Extension Trigger Date occurs on or before March 31, 2017, (ii) the Lender granted a waiver of specified defaults under the Credit Agreement relating to obligations to deliver to the Lender an executed letter of intent with respect to refinancing the credit facility, and (iii) certain other terms of the Credit Agreement were amended, including but not limited to terms related to collateral coverage, milestone deliverables, and financial covenants. We met the requirements of the Maturity Extension Trigger Date on March 29, 2017. In the event of certain specified events of default, including failure to meet certain monthly revenue and EBITDA targets, to enter into a term sheet with a new lender by April 28, 2017, or to enter into a letter of intent with respect to a financing or retain a financial advisor with respect to a sale of a significant portion of the Company’s assets, all amounts under the Credit Agreement may be accelerated and become immediately payable.
Further, as a condition of the entry into the Second Amendment, the Company issued to Opus Bank (i) a warrant, exercisable in the event that we have not repaid all outstanding amounts due under the Credit Agreement on or prior to April 17, 2017, for the purchase of the number of common shares equivalent to $75,000 at an exercise price of $0.01 per common share and (ii) a warrant, exercisable in the event that we have not repaid all outstanding amounts due under the Credit Agreement on or prior to May 31, 2017, for the purchase of the number of common shares equivalent to $100,000 at an exercise price of $0.01 per common share.
Terminated Credit Facility
In December 2014, in connection with the acquisition of Overland, the Company assumed the existing credit facility of Overland. The credit facility was originally entered into in August 2011, as amended, and allowed for revolving cash borrowings up to $8.0 million, which included a $3.75 million sublimit for advances to one of the Company’s subsidiaries. In April 2016, the credit facility was terminated upon repayment of the outstanding balance.
For the years ended December 31, 2016 and 2015, interest expense, including amortization of issuance costs, for the credit facility was $0.1 million and $0.3 million, respectively.
Terminated Related Party Credit Facility
In December 2014, the Company entered into a revolving credit agreement with FBC Holdings for a revolving credit facility of $5.0 million. In July 2015, the credit facility was amended to extend the scheduled maturity date to May 2016 with an automatic extension to November 2016, and the aggregate borrowing amount was increased to $10.0 million. In April 2016, the credit facility was terminated upon repayment of the outstanding balance.
For the years ended December 31, 2016 and 2015, interest expense for the credit facility was $0.9 million and $1.2 million, respectively, which included $0.7 million of amortization of issuance costs in both of the years ended 2016 and 2015. At December 31, 2016 and 2015, there was zero and $0.1 million, respectively, in accrued liabilities related to interest expense and fees.